Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

NOTE 6 – ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables mainly consist of wage payable, VAT and other taxes payables, and other accrued liabilities. Other accrued liabilities principally include unreimbursed business expenses, accrued professional service expense, and rent payable for leased offices. As of June 30, 2020 and December 31, 2019, accrue expenses and other payables consist of the following:

	June 30, 2020	December 31, 2019
Wage payable	$45,963	$53,469
VAT and other taxes payables	44,513	52,703
Other accrued liabilities	70,863	11,563
Total accrued expenses and other payables	$161,339	$117,735